COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Unrealized gains on available-for-sale investments, income taxes	¥ 0	¥ 0	¥ 0